Non-controlling Interest - Summary of Non-controlling Equity Investment Percentages and Votes (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Cobranzas Regionales S.A. [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Córdoba - Argentina
Percentage of equity investments	17.00%	23.00%	23.00%
Galicia Broker Asesores de Seguros S.A. [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Autonomous City of Buenos Aires - Argentina
Percentage of equity investments	0.01%	0.01%	0.01%
Galicia Retiro Compania de Seguros S.A. [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Autonomous City of Buenos Aires - Argentina
Percentage of equity investments	0.00%	0.00%	0.00%
Galicia Seguros S.A. [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Autonomous City of Buenos Aires - Argentina
Percentage of equity investments	0.00%	0.00%	0.00%
Galicia Valores S.A. [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Autonomous City of Buenos Aires - Argentina
Percentage of equity investments			0.09%
Ondara S.A. [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Autonomous City of Buenos Aires - Argentina
Percentage of equity investments	16.15%	21.85%	21.85%
Tarjetas del mar S.A.[member]
Disclosure of noncontrolling interests [line items]
Place of Business	Córdoba - Argentina
Percentage of equity investments			41.20%
Tarjeta Naranja S.A. [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Córdoba - Argentina
Percentage of equity investments	17.00%	23.00%	23.00%
Tarjetas Regionales S.A. [member]
Disclosure of noncontrolling interests [line items]
Place of Business	Autonomous City of Buenos Aires - Argentina
Percentage of equity investments	17.00%	23.00%	23.00%